As filed with the Securities and Exchange Commission on May 7, 2012

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 48

/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 51

/X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

EXPLANATORY NOTE

This   Post-Effective   Amendment   No.   48   to   the   Registration   Statement   for

Fenimore  Asset  Management  Trust  (the  "Trust")  is  being  filed  solely  for  the purpose  of  submitting  an  interactive  data  file  relating  to  the  information  provided in  Post-Effective  Amendment  No.  47  to  the  Trust’s  Registration  Statement  in

response  to  Items  2,  3,  and  4  of  Form  N-1A.   Accordingly,  the  contents  of  Post-

Effective  Amendment  No.  47,  consisting  of  Part  A  (the  Prospectuses  for  two  of the  series  of  the  Trust),  Part  B  (the  Statements  of  Additional  Information  for  two

of  the  series  of  the  Trust),  and  Part  C  (Other  Information),  are  incorporated  by reference in their entirety into this filing.

SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and  the  Investment  Company  Act  of

1940,  the  Registrant  certifies  that  it  meets  all  the  requirements  for  effectiveness  of  this  Post-

Effective  Amendment  to  its  Registration  Statement  under  Rule  485(b)  under  the  Securities  Act of  1933  and  has  duly  caused  this  Registration  Statement  to  be  signed  on  its  behalf  by  the undersigned,  thereunto  duly  authorized,  in  the  City  of  Washington  in  the  District  of  Columbia,

on this 7th day of May 2012.

FENIMORE ASSET MANAGEMENT TRUST

By:  /s/ Thomas O. Putnam

Thomas O. Putnam, President  (1)

By:  /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

May 7, 2012

Thomas O. Putnam  (1)

(Principal Executive Officer)

/s/ Fred Lager

Trustee

May 7, 2012

Fred Lager  (2)

/s/ C. Richard Pogue

Trustee

May 7, 2012

C. Richard Pogue  (3)

/s/ John J. McCormack, Jr.

Trustee

May 7, 2012

John J. McCormack, Jr.  (4)

/s/ Barbara V. Weidlich

Trustee

May 7, 2012

Barbara V. Weidlich  (4)

/s/ Kevin J. McCoy

Trustee

May 7, 2012

Kevin J. McCoy  (5)

/s/ Paul A. Keller

Trustee

May 7, 2012

Paul A. Keller  (6)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

May 7, 2012

Joseph A. Bucci  (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 on April 29, 2011.

EXHIBIT INDEX

EXHIBIT

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

17213043.2.BUSINESS

C-4